Other non-operating income (expense)_Details of non operating incomes and expenses (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Gain or loss on valuation of investments in associates and joint ventures
Gain on valuation	₩ 10,687,000,000	₩ (10,061,000,000)	₩ 15,347,000,000		₩ 3,316,000,000
Loss on valuation	(3,006,000,000)	521,000,000	(16,809,000,000)		(62,271,000,000)
Impairment loss	0	(5,323,000,000)	0		(5,323,000,000)
Total	7,681,000,000	(14,863,000,000)	(1,462,000,000)	$ (1,315)	(64,278,000,000)
Other income disclosure nonoperating [Abstract]
Rental fee income	1,687,000,000	1,880,000,000	3,203,000,000		3,700,000,000
Gains on disposal of investment in joint ventures and associates	0	4,466,000,000	0		32,886,000,000
Gains on disposal of premises and equipment, intangble assets and other assets	15,760,000,000	1,494,000,000	17,037,000,000		1,675,000,000
Reversal of impairment loss of premises and equipment, intangible assets and other assets	1,000,000	0	341,000,000		32,000,000
Others	5,897,000,000	22,571,000,000	18,460,000,000		38,892,000,000
Total	23,345,000,000	30,411,000,000	39,041,000,000		77,185,000,000
Other expense disclosure nonoperating [Abstract]
Depreciation on investment properties	1,004,000,000	992,000,000	2,010,000,000		1,991,000,000
Interest expenses of rent leasehold deposits	150,000,000	105,000,000	292,000,000		223,000,000
Losses on disposal of investment in joint ventures and associates	0	46,000,000	2,931,000,000		27,730,000,000
Losses on disposal of premises and equipment and other assets	167,000,000	271,000,000	221,000,000		608,000,000
Impairment losses on premises and equipment and other assets	2,000,000	40,000,000	2,000,000		160,000,000
Donation	8,551,000,000	10,426,000,000	22,042,000,000		14,980,000,000
Others	12,073,000,000	6,834,000,000	16,264,000,000		21,495,000,000
Total	21,947,000,000	18,714,000,000	43,762,000,000		67,187,000,000
Total	₩ 1,398,000,000	₩ 11,697,000,000	₩ (4,721,000,000)	$ (4,246)	₩ 9,998,000,000